Segment information	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Segment information
28.	Segment information

Identification of reportable segments

The Company has identified its operating segments based on the internal reports that are reviewed and used by the chief executive officer and the executive management (the chief operating decision makers or CODM) in assessing performance and in determining the allocation of resources.

The CODM considers the business from both a geographic and product perspective and assesses the performance of the operating segments based on measures of profit and loss as well as assets and liabilities. These measures include operating profit, expenditures on exploration, property, plant and equipment and non-current assets, as well as total debt. As at December 31, 2017, Eldorado had six reportable segments based on the geographical location of mining and exploration and development activities.

28.1  Geographical segments

Geographically, the operating segments are identified by country and by operating mine or mine under construction. The Turkey reporting segment includes the Kişladağ and the Efemçukuru mines and exploration activities in Turkey. The Brazil reporting segment includes the Vila Nova mine, Tocantinzinho project and exploration activities in Brazil. The Greece reporting segment includes the Stratoni and Olympias mines, the Skouries, Perama Hill and Sapes projects and exploration activities in Greece. The Romania reporting segment includes the Certej project and exploration activities in Romania. The Canada reporting segment includes the Lamaque project and exploration activities in Canada. Other reporting segment includes operations of Eldorado’s corporate office and exploration activities in other countries.

Financial information about each of these operating segments is reported to the CODM on at least a monthly basis. The mines in each of the different segments share similar economic characteristics and have been aggregated accordingly.

2017	Turkey	Brazil	Greece	Romania	Other	Canada	Total
	$	$	$	$	$	$	$
Information about profit and loss
Metal sales from external customers	337,907	2,347	51,152	-	-	-	391,406
Production costs	145,573	1,824	45,343	-	-	-	192,740
Inventory write-down	-	-	444	-	-	-	444
Depreciation	71,389	-	466	-	269	6	72,130
Gross profit (loss)	120,945	523	4,899	-	(269)	(6)	126,092

Other material items of income and expense
Write-down (write-up) of assets	29,619	(79)	6,661	10,454	42	-	46,697
Exploration costs	3,203	4,733	7,512	10,168	6,029	6,616	38,261
Income tax expense (recovery)	30,139	(1,087)	(4,603)	(8,026)	1,428	1,532	19,383

Additions to property, plant and equipment during the period	65,013	10,029	233,293	2,006	827	35,820	346,988

Information about assets and liabilities
Property, plant and equipment (*)	835,422	196,467	2,362,107	415,856	750	416,795	4,227,397
Goodwill	-	-	-	-	-	92,591	92,591
	835,422	196,467	2,362,107	415,856	750	509,386	4,319,988

Debt	-	-	-	-	593,783	-	593,783

2016	Turkey	Brazil	Greece	Romania	Other	Total
	$	$	$	$	$	$
Information about profit and loss
Metal sales from external customers	392,096	-	40,631	-	-	432,727
Production costs	159,632	-	35,037	-	-	194,669
Depreciation	74,061	-	543	2	281	74,887
Gross profit (loss)	158,403	-	5,051	(2)	(281)	163,171

Other material items of income and expense
Write-down (write-up) of assets	626	(798)	4,701	-	-	4,529
Exploration costs	2,278	3,503	3,091	1,892	8,009	18,773
Income tax expense (recovery)	64,343	(4,385)	(1,355)	(1,053)	(1,345)	56,205

Additions to property, plant and equipment during the period	65,674	6,057	210,770	15,953	50	298,504

Information about assets and liabilities
Property, plant and equipment (*)	885,629	186,606	2,157,822	413,949	1,821	3,645,827

Debt	-	-	-	-	591,589	591,589

* Net of revenues from sale of pre-commercial production and tailings retreatment

The Turkey segment derives their revenues from sales of gold. The Brazil segment derives its revenue from sales of iron ore. The Greece segment derives its revenue from sales of gold, zinc, lead and silver concentrates.

28.2 Seasonality/cyclicality of operations

Management does not consider operations to be of a significant seasonal or cyclical nature.